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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ---------------------------------

Check here if Amendment [_]; Amendment Number:______

 This Amendment (Check only one.):     [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Moab Capital Partners, LLC
           ------------------------------------------------
 Address:  15 East 62nd Street
           ------------------------------------------------
           New York, New York 10065
           ------------------------------------------------

           ------------------------------------------------

 Form 13F File Number:  28 - 14318
                             -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:       Michael M. Rothenberg
             ----------------------------------------------
 Title:      Managing Director
             ----------------------------------------------
 Phone:      (212) 981-2646
             ----------------------------------------------
Signature, Place, and Date of Signing:

 /s/ Michael M. Rothenberg         New York, New York       February 13, 2012
 -----------------------------     ------------------       ------------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE


Report Summary:

 Number of Other Included Managers:               0
                                          --------------------

 Form 13F Information Table Entry Total:          33
                                          --------------------

 Form 13F Information Table Value Total:          176,592
                                          --------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                              FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2            Column 3   Column 4        Column 5          Column 6             Column 7
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS      CUSIP      VALUE       SHRS OR   SH/  PUT/  INVESTMENT       Voting Authority
                                                              (x $1000)   PRN AMT   PRN  CALL  DISCRETION      SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP                        COM CL A      001282102        389     81,900  SH            SOLE          81,900
ACCELRYS INC                           COM         00430U103      2,113    314,400  SH            SOLE         314,400
ACTIONS SEMICONDUCTOR CO LTD           ADR         00507E107      1,454    794,737  SH            SOLE         794,737
APPLE INC                              COM         037833100      8,100     20,000  SH            SOLE          20,000
BARCLAYS BK PLC                  IPATH INVS&P STF  06740L592      5,693    172,500  SH            SOLE         172,500
CAPITOL FED FINL INC                   COM         14057J101     25,919  2,246,000  SH            SOLE       2,246,000
CARROLS RESTAURANT GROUP INC           COM         14574X104      4,965    429,100  SH            SOLE         429,100
CHARTER COMMUNICATIONS INC D         CL A NEW      16117M305      2,278     40,000  SH            SOLE          40,000
CHATHAM LODGING TR                     COM         16208T102     14,167  1,314,200  SH            SOLE       1,314,200
CIT GROUP INC                        COM NEW       125581801      5,865    168,200  SH            SOLE         168,200
CNA FINL CORP                          COM         126117100      1,605     60,000  SH            SOLE          60,000
DIANA CONTAINERSHIPS INC               COM         Y2069P101      3,002    558,000  SH            SOLE         558,000
FBR & CO                               COM         30247C301        256    124,893  SH            SOLE         124,893
FLOTEK INDS INC DEL                    COM         343389102      2,698    270,900  SH            SOLE         270,900
FORBES ENERGY SVCS LTD                 COM         345143101        342     53,700  SH            SOLE          53,700
GASTAR EXPL LTD                      COM NEW       367299203        232     73,045  SH            SOLE          73,045
GREAT LAKES DREDGE & DOCK CO           COM         390607109      6,074  1,092,500  SH            SOLE       1,092,500
INTERDIGITAL INC                       COM         45867G101      2,497     57,300  SH            SOLE          57,300
KSW INC                                COM         48268R106        682    204,865  SH            SOLE         204,865
LENNAR CORP                            CL B        526057302     24,795  1,591,470  SH            SOLE       1,591,470
LIBERTY ALL STAR EQUTY FD           SH BEN INT     530158104        733    173,749  SH            SOLE         173,749
MAC-GRAY CORP                          COM         554153106     16,174  1,172,871  SH            SOLE       1,172,871
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT   55608B105      6,461    231,180  SH            SOLE         231,180
NASDAQ OMX GROUP INC                   COM         631103108      2,083     85,000  SH            SOLE          85,000
NEWPORT BANCORP INC                    COM         651754103        607     48,300  SH            SOLE          48,300
NYSE EURONEXT                          COM         629491101      9,996    383,000  SH            SOLE         383,000
PLAINS EXPL& PRODTN CO                 COM         726505100      1,528     41,600  SH            SOLE          41,600
PNC FINL SVCS GROUP INC          *W EXP 12/31/201  693475121        354     30,050  SH            SOLE          30,050
POWERSHARES QQQ TRUST               UNIT SER 1     73935A104      1,117     20,000  SH            SOLE          20,000
SHUFFLE MASTER INC                     COM         825549108      3,844    328,000  SH            SOLE         328,000
SUSSER HLDGS CORP                      COM         869233106      3,841    169,788  SH            SOLE         169,788
TRANSATLANTIC HLDGS INC                COM         893521104     13,661    249,600  SH            SOLE         249,600
XERIUM TECHNOLOGIES INC              COM NEW       98416J118      3,067    469,000  SH            SOLE         469,000